Valuation and Qualifying Accounts (Tables)	12 Months Ended
Jan. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Valuation Allowance
	2014	2013

Allowance for doubtful accounts:
Balance - beginning of year	$78,822	$42,576

Charged to operations	-	74,393
Write-off of accounts receivable	(28,348)	(38,147)

Balance - end of year	$50,474	$78,822